Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	19,105,000	45,912,000	59,348,000	44,534,000
Convertible Series Seed Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	2,023,000	2,023,000	2,023,000
Convertible Series Seed-1 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	3,273,000	3,273,000	3,273,000
Convertible Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	6,005,000	6,005,000	6,005,000
Convertible Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	5,869,000	5,869,000	5,869,000
Convertible Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	11,159,000	11,159,000	9,852,000
Convertible Series D-1 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			10,447	0
Convertible Series M Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	2,812,000	2,812,000	2,738,000
Series J Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	646,000	646,000	646	579
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	15,500,000	14,125,000	16,000	14,195
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,959,000	0
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,045	0
Subordinated Convertible Promissory Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			69	0